Contract Liability and Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of revenue from contracts with customers [Abstract]
Contract liability balances
Our contract liability balance at December 31, which we expect to record in revenue over the next five years, is as follows:

	2018	2017
Balance, beginning of the year	6,182,580	—
Regional licensing agreement	547,707	6,182,580
Revenue recognized in the year	—	—
Balance, end of the year	6,730,287	6,182,580

Contract liability - current	927,400	1,545,645
Contract liability - non-current	5,802,887	4,636,935
	6,730,287	6,182,580